Consolidated Statements of Changes in Equity - CAD ($) $ in Millions	Total	Share capital	Share capital Multiple voting shares	Share capital Subordinate voting shares	Contributed Surplus	Retained Earnings	Accumulated Other Comprehensive Income (Loss)
Shareholders’ equity, opening balance at Mar. 31, 2017	$ 146.1	$ 103.3	$ 2.2	$ 101.1	$ 4.1	$ 40.0	$ (1.3)
Convert multiple voting shares to subordinate voting shares		0.0	(0.3)	0.3
Exercise of stock options	1.2	2.8	0.0	2.8	(1.6)
Net income	96.1					96.1
Other comprehensive income (loss)	(1.8)						(1.8)
Recognition of share-based payment	2.0				2.0
Shareholders’ equity, closing balance at Mar. 31, 2018	243.6	106.1	1.9	104.2	4.5	136.1	(3.1)
Issuance of subordinate voting shares in business combination	1.5	1.5	0.0	1.5
Convert multiple voting shares to subordinate voting shares		0.0	(0.5)	0.5
Exercise of stock options	3.1	5.0	0.0	5.0	(1.9)
Net income	143.6					143.6
Other comprehensive income (loss)	0.7						0.7
Recognition of share-based payment	6.6				6.6
Shareholders’ equity, closing balance at Mar. 31, 2019	399.1	112.6	1.4	111.2	9.2	279.7	(2.4)
IFRS 16 initial application	(4.9)					(4.9)
Normal course issuer bid purchase of subordinate voting shares	(38.7)	(1.6)		(1.6)		(37.1)
Exercise of stock options	2.4	3.7	0.0	3.7	(1.3)
Net income	151.7					151.7
Other comprehensive income (loss)	2.8						2.8
Recognition of share-based payment	7.8				7.8
Shareholders’ equity, closing balance at Mar. 29, 2020	$ 520.2	$ 114.7	$ 1.4	$ 113.3	$ 15.7	$ 389.4	$ 0.4